Goodwill	9 Months Ended
Jun. 30, 2024
Goodwill [Abstract]
Goodwill

Note 9 — Goodwill

The following table summarizes changes in the carrying amount of goodwill during the nine months ended June 30, 2024. There were no changes in the carrying amount of goodwill during the nine months ended June 30, 2023.

Balance at September 30, 2023	$5,217
Acquisition of EMI Solutions	5,542
Acquisition of RaGE Systems	4,447
Balance at June 30, 2024	$15,206